Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Composite depreciation rate

Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

Schedule of Intangible Assets Amortization Computation Factors

Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Branch network	6	Straight-line
Customer lists	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	1 to 15	Straight-line